Shareholder Fees - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO	Mar. 01, 2025 USD ($)
FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO | Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none